Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Summary of Accounts receivable

	2019	2018
Customers (a)	458,776	203,604
Dividends and interest receivable on equity capital—Funds	7,052	18,852
Other	702	181
(-) Expected losses on accounts receivable	(4,501)	(3,437)

Total	462,029	219,200

(a) Refers to receivables from management fee arising from the distribution of funds and amounts receivable related to service provision, which have an average term of 30 days. There is no concentration on the balances receivable as of December 31, 2019 and 2018.